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MINTZ LEVIN	Boston, MA 02111 617-542-6000
Megan N. Gates -- 617 348 4443 -- mngates@mintz.com	617-542-2241 fax www.mintz.com

June 29, 2006

VIA EDGAR SUBMISSION AND OVERNIGHT MAIL

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Jay Mumford, Esq.

Re:
Caliper Life Sciences, Inc.
Amendment No. 2 to Registration Statement on Form S-4
Filed June 23, 2006
File No. 333-132931
and Documents Incorporated By Reference
File No. 000-28229

Ladies and Gentlemen:

        On behalf of Caliper Life Sciences, Inc. (the "Company" or "Caliper"), we are hereby filing with the Securities and Exchange Commission (the "Commission") Amendment No. 3 ("Amendment No. 3") to the Company's Registration Statement on Form S-4 (Reg. No. 333-132931), initially filed with the Commission on April 3, 2006 and amended on May 23, 2006 and June 23, 2006 (the "Registration Statement").

        Amendment No. 3 is being filed in response to comments contained in the letter dated June 27, 2006 from Perry Hindin of the Staff (the "Staff") of the Commission to E. Kevin Hrusovsky, the Company's President and Chief Executive Officer. The comments and responses set forth below are keyed to the numbering of the comments and the headings used in the Staff's letter and are based upon information provided to Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. by the Company. Where appropriate, the Company has responded to the Staff's comments by making changes to the disclosure in the Registration Statement set forth in Amendment No. 3. Page numbers referred to in the responses reference the applicable pages of Amendment No. 3.

        On behalf of the Company, we advise you as follows:

Form S-4

General

  1.
  Comment: We note your response to our prior comment 1. Based on your disclosure that you valued the warrant fraction at $0.49 as of February 10, 2006, please tell us how you arrived at a pro forma equivalent value of a Xenogen share, as of the same date, of $3.89. In addition, please reconcile the warrant fraction value with your disclosure on page I-21 which indicates that you valued such fraction at $0.33.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

BOSTON -- WASHINGTON -- RESTON -- NEW YORK -- STAMFORD -- LOS ANGELES -- LONDON -- PALO ALTO

  Response: The Company notes that the references to the fractional value of the warrant on both pages I-10 and I-21 of Amendment No. 2 were incorrect, and the Company has corrected the disclosure on pages I-10 and I-21 of Amendment No. 3 to reflect the correct fractional Caliper warrant value (reached using a Black-Scholes-Merton formula and .223 exchange ratio) as of February 10, 2006 of $0.42. The value of one whole Caliper warrant as of February 10, using the Black-Scholes-Merton calculation, was $1.88. We apologize for any confusion. As a result of this change, we have also corrected the pro forma equivalent value of one Xenogen share as of February 10, 2006, based on the Caliper closing price as of that date (which was the trading date preceding the public announcement of the merger agreement) and applying the exchange ratios thereto, for the purpose of the discussion on pages I-9 and I-10, to be $3.55. This amount was reached by multiplying the closing price per share of Caliper common stock on February 10, 2006, $5.45 per share, by the anticipated stock exchange ratio of 0.575, which results in $3.13 per share, and then adding $3.13 to the fractional Caliper warrant value noted above of $0.42, for a total pro forma equivalent value of a Xenogen share as of February 10, 2006 of $3.55.

  Please note that, by way of explanation, this amount of $3.55 per share differs from the implied per share fair market value of a Xenogen share that appears on pages I-97 of Amendment No. 3, in the pro forma financial statements, of $3.89 per share. As noted on page I-97, the amount that is used in the pro forma financial statements is calculated using an average closing price of Caliper common stock during the period from February 9 to February 15, 2006, which is two business days before and two business days after the announcement of the merger, in accordance with EITF 99-12, instead of using the closing price of Caliper common stock solely on February 10, 2006. This average closing price of the Caliper common stock was $5.90. In addition, for purposes of the Xenogen implied per share fair market value that was used in the pro forma financial statements, slightly different assumptions (as set forth on page I-97 of Amendment No. 3) were used to reach the Black-Scholes-Merton value of the warrant fraction than were used in the calculation of the value of the warrant fraction as of February 10, 2006 due to the fact that an average closing price of Caliper common stock was used as a starting point. The implied per share fair market value of a Xenogen share for pro forma financial statement purposes of $3.89 was reached by multiplying $5.90 (the average Caliper stock price over the period noted) by the anticipated stock exchange ratio of 0.575, which results in approximately $3.40 per share, and then adding $3.40 to the fractional Caliper warrant value (calculated for this purpose as $0.49), for a total implied per share fair market value of a Xenogen share of $3.89.

  We believe that this difference is appropriate because the calculation on pages I-9 and I-10 of Amendment No. 3, using the February 10 closing price of Caliper common stock, is intended to comply with the requirement of Item 3(g) of the Form S-4 to show an equivalent per share market value of the company being acquired (in this case, Xenogen) on the date preceding public announcement of the proposed transaction, while the calculation on page I-97 is responsive to the accounting principles for valuing securities issued in a business combination.

  2.
  Comment: We note your response to our prior comment 7. Please confirm that before you request acceleration of effectiveness you will provide all required disclosure.

  Response: The Company has revised the disclosure on pages VI-14 and VI-15 of Amendment No. 3 in response to the Staff's comment. The Company supplementally advises the Staff that the information that has been added to the footnotes to the beneficial ownership table is the result of numerous discussions with the compliance personnel at various of its greater than 5% stockholders, who believe that they have provided all required disclosure in this regard.

*        *        *

        The Company believes that it has responded to both of the comments set forth in the Staff's letter, and would like to submit a written request for acceleration of the effective date of the Registration

Statement to either Friday, June 30, 2006, or Monday, July 3, 2006. The acceleration request will include the requested "Tandy" language. The Company is aware of its obligations under Rules 460 and 461 under the Securities Act of 1933, as amended, regarding requesting acceleration of the effectiveness of the Registration Statement.

        If you have any questions regarding Amendment No. 3 or the foregoing information, kindly contact the undersigned at (617) 348-4443 or William T. Whelan of this firm at (617) 348-1869. Thank you for your time and attention.

                      Very truly yours,

                      /s/ Megan N. Gates

                      Megan N. Gates

cc:
Securities and Exchange Commission
    Perry Hindin
    Praveen Kartholy
    Brian Cascio
 Caliper Life Sciences, Inc.
    Thomas Higgins
    Stephen Creager
    Peter McAree
 Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
    William T. Whelan
    James Chicoski
 Heller Ehrman LLP
    Karen Dempsey

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